Warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants (Details) [Line Items]
Warrant outstanding | shares	24,625,000
Warrants exchanged | shares	14,375,000
Ordinary price per share | $ / shares	$ 11.5
Per share | $ / shares	$ 18
Public Warrants [Member]
Warrants (Details) [Line Items]
Private warrants | shares	10,250,000
Public Warrants [Member]
Warrants (Details) [Line Items]
Ordinary price per share | $ / shares	$ 0.01